Related Parties - Summary of Shares granted (Detail) R$ / shares in Units, R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$) R$ / shares
Summary of related parties [line items]
Balance of number of shares granted	850,064
Total grant costs, including taxes	R$ 81,434
Accumulated recognized grant costs	(55,904)
Accumulated unrecognized grant costs	R$ 25,530
Sharebased payment arrangements 1 [member]
Summary of related parties [line items]
Grant date	Mar. 13, 2017
Balance of number of shares granted	100,000
Vesting period	2022 to 2024
Market price of shares on the grant date | R$ / shares	R$ 67,990
Total grant costs, including taxes	R$ 9,378
Accumulated recognized grant costs	(2,920)
Accumulated unrecognized grant costs	R$ 6,458
Sharebased payment arrangements 2 [member]
Summary of related parties [line items]
Grant date	Mar. 04, 2016
Balance of number of shares granted	190,000
Vesting period	2021 to 2023
Market price of shares on the grant date | R$ / shares	R$ 65,430
Total grant costs, including taxes	R$ 17,147
Accumulated recognized grant costs	(8,252)
Accumulated unrecognized grant costs	R$ 8,895
Sharebased payment arrangements 3 [member]
Summary of related parties [line items]
Grant date	Dec. 09, 2014
Balance of number of shares granted	400,000
Vesting period	2019 to 2021
Market price of shares on the grant date | R$ / shares	R$ 50,640
Total grant costs, including taxes	R$ 27,939
Accumulated recognized grant costs	(19,376)
Accumulated unrecognized grant costs	R$ 8,563
Sharebased payment arrangements 4 [member]
Summary of related parties [line items]
Grant date	Mar. 05, 2014
Balance of number of shares granted	83,400
Vesting period	2019 to 2021
Market price of shares on the grant date | R$ / shares	R$ 52,150
Total grant costs, including taxes	R$ 5,999
Accumulated recognized grant costs	(4,925)
Accumulated unrecognized grant costs	R$ 1,074
Sharebased payment arrangements 5 [member]
Summary of related parties [line items]
Grant date	Nov. 07, 2012
Balance of number of shares granted	76,664
Vesting period	2017 to 2019
Market price of shares on the grant date | R$ / shares	R$ 42,900
Total grant costs, including taxes	R$ 16,139
Accumulated recognized grant costs	(15,599)
Accumulated unrecognized grant costs	R$ 540
Sharebased payment arrangements 6 [member]
Summary of related parties [line items]
Grant date	Dec. 14, 2011
Vesting period	2016 to 2018
Market price of shares on the grant date | R$ / shares	R$ 31,850
Total grant costs, including taxes	R$ 4,832
Accumulated recognized grant costs	R$ (4,832)